Contingent Consideration - Significant Inputs and Assumptions (Details)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input		3.4		0.1	1.6
Risk-free interest rate | DBOT
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input				0.001	0.016
Risk-free interest rate | Solectrac
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	0.034
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input		25.0		30	30
Expected volatility | DBOT
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input				0.30	0.30
Expected volatility | Solectrac
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	0.250
Expected discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input		13.1
Expected discount rate | Solectrac
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	0.131
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input				0.08	0.25
Expected term (years) | DBOT
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input				0.0008	0.0025
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input				0	0
Weighted-average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input		15.0	15.0
Probability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input		5	20
Probability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input		10	55
Probability | Tree Technologies | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	0.05	0.05
Probability | Tree Technologies | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contingent consideration liability, measurement input	0.20	0.10